RELATED PARTY TRANSACTIONS (Details) - USD ($)	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023
Related Party Transaction [Line Items]
Amounts due from related parties	$ 31,419		$ 222,027
Other Receivable, after Allowance for Credit Loss, Current, Related Party, Type [Extensible Enumeration]	us-gaap:RelatedPartyMember		us-gaap:RelatedPartyMember
Amounts due to related parties	$ 17,333,926		$ 16,714,326
Other Liability, Current, Related Party, Type [Extensible Enumeration]	us-gaap:RelatedPartyMember		us-gaap:RelatedPartyMember
Receipt of CRO and CDMO services
Related Party Transaction [Line Items]
Related party transactions	$ 966,665	$ 1,788,111
WuXi Biologics (Cayman) Inc.
Related Party Transaction [Line Items]
Amounts due from related parties			$ 102,416
Other Receivable, after Allowance for Credit Loss, Current, Related Party, Type [Extensible Enumeration]	us-gaap:SubsidiaryOfCommonParentMember		us-gaap:SubsidiaryOfCommonParentMember
Amounts due to related parties	$ 16,863,078		$ 16,371,593
Other Liability, Current, Related Party, Type [Extensible Enumeration]	us-gaap:SubsidiaryOfCommonParentMember		us-gaap:SubsidiaryOfCommonParentMember
WuXi Biologics (Cayman) Inc. | Receipt of CRO and CDMO services
Related Party Transaction [Line Items]
Related party transactions	$ 715,995	1,358,372
WuXi AppTec Group
Related Party Transaction [Line Items]
Amounts due from related parties	$ 28,388		$ 118,594
Other Receivable, after Allowance for Credit Loss, Current, Related Party, Type [Extensible Enumeration]	us-gaap:MajorityShareholderMember		us-gaap:MajorityShareholderMember
Amounts due to related parties	$ 470,848		$ 341,716
Other Liability, Current, Related Party, Type [Extensible Enumeration]	us-gaap:MajorityShareholderMember		us-gaap:MajorityShareholderMember
WuXi AppTec Group | Receipt of CRO and CDMO services
Related Party Transaction [Line Items]
Related party transactions	$ 244,590	$ 429,739
Certain senior management personnel
Related Party Transaction [Line Items]
Amounts due from related parties	3,031		$ 1,017
Amounts due to related parties			$ 1,017
Related party transactions	$ 6,080